CONVERTIBLE NOTES (Detail Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	May 01, 2025	Oct. 28, 2025	Dec. 31, 2025
Loss on extinguishment of debt, total			$ (1,158)
Loss on extinguishment of debt - related party			$ (333)
Convertible note principal amount		$ 692
Warrant exercise price		$ 10.20	$ 18.72
Number of warrants issued		146,067	82,170
Common stock par value		$ 0.001	$ 0.001
Conversion price			$ 10.20
Warrant term		5 years
Interest rate		12.00%
Interest expense			$ 278
Accrued interest			69
Amortization of deferred debt costs			209
Subscription Agreements [Member]
Convertible notes issued	$ 900
Deferred debt costs	$ 163		83
Convertible note payable			609
Principal amount carrying value			$ 692